INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Corporate tax rate (as a percent)	25.00%	23.00%	24.00%	25.00%	26.50%	26.50%
Change in corporate tax rate (as a percent)	1.50%					1.50%
Other carryforward		$ 385
Deferred Tax Assets, Valuation Allowance		16,508	$ 13,765
Domestic [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance		12,251	7,426
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward		15,326
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward		15,791
Deferred Tax Assets, Valuation Allowance		4,257	$ 6,339
Foreign [Member] | Parent Company [Member]
Income Tax [Line Items]
Operating loss carryforward		33,177
Foreign [Member] | Subsidiaries [Member]
Income Tax [Line Items]
Operating loss carryforward		$ 15,603